Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of debt
Debt consists of the following obligations as of:

	September 30, 2019	December 31, 2018

Term loan	277,688	300,000
Line of credit	—	46,500
Commercial equipment notes	3,820	5,341
Total principal due for long-term debt	281,508	351,841
Unamortized debt discount and issuance costs	(23,783)	(23,534)
Less: Current portion of long-term debt	(31,119)	(32,580)
Long-term debt, less current portion	226,606	295,727

Debt - Series B Preferred Stock (1)	104,135	—
Unamortized debt discount and issuance costs	(27,369)	—
Long-term Series B Preferred Stock	76,766	—

Debt consists of the following obligations as of:

	December 31,
(in thousands)	2018	2017
Line of credit - short-term	$—	$33,674

Term loan	$300,000	$—
Line of credit	46,500	—
Commercial equipment notes	5,341	—
Total principal due for long-term debt	351,841	—
Unamortized debt discount and issuance costs	(23,534)	—
Less: Current portion of long-term debt	(32,580)	—
Long-term debt, less current portion	$295,727	$—

Contractual maturities of debt and capital lease obligations
Contractual Maturities

Contractual maturities of the Company's debt and capital lease (see Note 10. Commitments and Contingencies) obligations as of September 30, 2019 (in thousands):

Remainder of 2019	$13,965
2020	55,988
2021	51,826
2022	47,276
2023	32,905
Thereafter	257,591
Total contractual obligations	$459,551

Contractual maturities of the Company's outstanding principal on debt obligations as of December 31, 2018 are as follows:

(in thousands)	Maturities
2019	$32,580
2020	31,518
2021	30,761
2022	30,369
2023	76,575
Thereafter	150,038
Total	$351,841